Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO (1)	Compensation Actually Paid to First PEO (2)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to Second PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	TSR (3)	Peer Group TSR (3) (4)	Net (Loss) Income (In thousands) (5)	Company-Selected Measure: Revenue (In thousands) (6)
2024	N/A	N/A	$7,046,205	$12,358,698	$1,663,485	$2,551,082	$160.44	$109.19	$(20,184)	$119,992
2023	N/A	N/A	$5,316,798	$4,739,223	$1,367,151	$1,089,247	$100.43	$100.17	$(66,427)	$143,271
2022	$4,729,170	$5,402,825	N/A	N/A	$1,795,669	$1,727,067	$112.48	$124.41	$(139,805)	$161,759
2021	$2,249,907	$7,321,384	N/A	N/A	$1,005,796	$2,886,005	$230.35	$192.28	$(8,908)	$119,156
2020	$1,478,511	$6,469,889	N/A	N/A	$1,432,993	$4,369,889	$246.54	$187.29	$1,983	$48,087

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	For the years 2024 and 2023, Roderick de Greef served as our PEO (the "Second PEO"). For the years of 2022, 2021, and 2020, Michael Rice served as our PEO (the "First PEO"). Our Non-PEO NEOs for each fiscal year presented were as follows:

Year	Non-PEO NEOs During Each Year
2024	Aby J. Mathew, Troy Wichterman, Todd Berard, Garrie Richardson, Karen Foster
2023	Aby J. Mathew, Troy Wichterman, Geraint Phillips, Karen Foster
2022	Aby J. Mathew, Roderick de Greef, Troy Wichterman, Karen Foster
2021	Aby J. Mathew, Roderick de Greef, Troy Wichterman, Marcus Schulz
2020	Aby J. Mathew, Roderick de Greef, Karen Foster, Todd Berard

Peer Group Issuers, Footnote
(4)For the year ended December 31, 2024, the Company updated its peer group from the peer group utilized during the year ended December 31, 2023. The Company utilized a compensation consultant, FW Cook, to determine its peer group and noted that, due to the changes the Company experienced in addition to changes in ownership of some of the companies within the 2023 peer group, the peer group needed to be updated to more accurately reflect the Company's operational structure and results. The new Peer Group TSR displayed is therefore different from our prior year Proxy statement. The old Peer Group TSR presented for the years ended December 31, 2020, 2021, 2022, and 2023 were $182.96, $185.83, $125.24, and $92.91, respectively.

PEO Total Compensation Amount	$ 7,046,205	$ 5,316,798	$ 4,729,170	$ 2,249,907	$ 1,478,511
PEO Actually Paid Compensation Amount	$ 12,358,698	4,739,223	5,402,825	7,321,384	6,469,889
Adjustment To PEO Compensation, Footnote	The CAP amounts presented here reflect the following adjustments to compensation reported within the Summary Compensation Table as required by the SEC.

	FY 2024
Adjustments to Summary Compensation Table amounts to CAP amounts(a)	Second PEO ($)	Average Non- PEO NEOs ($)
Summary Compensation Table Total	$7,046,205	$1,663,485
Summary Compensation Table grant date fair value ("FV") of option awards and stock awards granted in fiscal year	(5,571,874)	(1,023,171)
FV at year-end of outstanding and unvested option awards and stock awards granted in fiscal year	4,779,104	1,116,006
Vesting date FV of awards granted in fiscal year and vested in same fiscal year	—	651,833
Change in FV of awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	5,280,777	334,157
Change in FV of awards granted in prior years vested in the covered fiscal year	824,486	(191,228)
Change in FV (from prior fiscal year-end) of awards granted in prior years that failed to meet vesting conditions in the fiscal year	—	—
Value of dividends or other earnings paid on awards not otherwise reflected in FV or total compensation in the Summary Compensation Table for the fiscal year	—	—
Total Compensation Actually Paid	$12,358,698	$2,551,082
(a) The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for service-vesting RSUs and restricted stock awards, the closing price of the Common Stock on the applicable measurement date, (y) for market-conditioned (TSR-based) RSUs, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date, and
(z) performance-conditioned stock awards, the closing price of the Common Stock on the applicable measurement date and the probability of achievement of the applicable performance goals on the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 1,663,485	1,367,151	1,795,669	1,005,796	1,432,993
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,551,082	1,089,247	1,727,067	2,886,005	4,369,889
Adjustment to Non-PEO NEO Compensation Footnote	The CAP amounts presented here reflect the following adjustments to compensation reported within the Summary Compensation Table as required by the SEC.

	FY 2024
Adjustments to Summary Compensation Table amounts to CAP amounts(a)	Second PEO ($)	Average Non- PEO NEOs ($)
Summary Compensation Table Total	$7,046,205	$1,663,485
Summary Compensation Table grant date fair value ("FV") of option awards and stock awards granted in fiscal year	(5,571,874)	(1,023,171)
FV at year-end of outstanding and unvested option awards and stock awards granted in fiscal year	4,779,104	1,116,006
Vesting date FV of awards granted in fiscal year and vested in same fiscal year	—	651,833
Change in FV of awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	5,280,777	334,157
Change in FV of awards granted in prior years vested in the covered fiscal year	824,486	(191,228)
Change in FV (from prior fiscal year-end) of awards granted in prior years that failed to meet vesting conditions in the fiscal year	—	—
Value of dividends or other earnings paid on awards not otherwise reflected in FV or total compensation in the Summary Compensation Table for the fiscal year	—	—
Total Compensation Actually Paid	$12,358,698	$2,551,082
(a) The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for service-vesting RSUs and restricted stock awards, the closing price of the Common Stock on the applicable measurement date, (y) for market-conditioned (TSR-based) RSUs, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date, and
(z) performance-conditioned stock awards, the closing price of the Common Stock on the applicable measurement date and the probability of achievement of the applicable performance goals on the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

Compensation Actually Paid vs. Total Shareholder Return	Chart 1: Compensation Actually Paid versus Company TSR and new peer-group TSR
Compensation Actually Paid vs. Net Income	Chart 2: Compensation Actually Paid versus GAAP Net (Loss) Income
Compensation Actually Paid vs. Company Selected Measure	Chart 3: Compensation Actually Paid versus Revenue
Total Shareholder Return Vs Peer Group	Chart 1: Compensation Actually Paid versus Company TSR and new peer-group TSR
Tabular List, Table
Financial Performance Measures
The following list includes the financial performance measures that, in our assessment, represent the most important financial performance measures used by us to link CAP to our NEOs for 2024 to our performance. The list below is not ranked.
1.Revenue
2.Adjusted EBITDA (Non-GAAP)(1)
3.Total Shareholder Return

Total Shareholder Return Amount	$ 160.44	100.43	112.48	230.35	246.54
Peer Group Total Shareholder Return Amount	109.19	100.17	124.41	192.28	187.29
Net Income (Loss)	$ (20,184,000)	$ (66,427,000)	$ (139,805,000)	$ (8,908,000)	$ 1,983,000
Company Selected Measure Amount	119,992,000	143,271,000	161,759,000	119,156,000	48,087,000
PEO Name	Roderick de Greef	Roderick de Greef	Michael Rice	Michael Rice	Michael Rice
Additional 402(v) Disclosure	This column represents the amount of net (loss) income reflected in the Company’s audited financial statements for the applicable fiscal year. The results presented are on a consolidated basis, meaning they are inclusive of results from both continuing and discontinued operations.In our assessment, the Company-Selected Measure is revenue for each year presented, representing the most important financial performance measure used by us to link CAP to our NEOs to our performance. The results presented are on a consolidated basis, meaning they are inclusive of results from both continuing and discontinued operations.
Relationship between CAP and Performance Measures
In accordance with Item 402(v) requirements, we are providing the following charts to describe the relationships between CAP to our First PEO, Second PEO, and average Non-PEO NEOs and our financial performance, in each case presented in the charts below: (1) TSR of BioLife Solutions, Inc., (2) Net (Loss) Income*, and (3) Revenue*. The charts further provide a comparison of TSR of BioLife Solutions, Inc. and our selected peer group, in accordance with Item 402(v) requirements.
*The financial results presented here are on a consolidated basis, meaning they are inclusive of results from both continuing and discontinued operations during the year ended December 31, 2024. This is for greater comparability in operational results for all years presented for the Pay Versus Performance disclosures.
(1) Adjusted EBITDA is a non-GAAP financial measure. Please see the Non-GAAP financial measure reconciliation table above.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA (Non-GAAP)(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,571,874)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,779,104
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,280,777
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	824,486
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,023,171)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,116,006
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,157
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	651,833
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (191,228)